Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information
A) Results of Operations – Segment and Operational Information

	Upstream
	Oil Sands		Conventional		Offshore		Total
For the years ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Gross Sales
External Sales	21,541	21,857	1,305	1,211	1,508	1,572	24,354	24,640
Intersegment Sales	6,786	6,590	1,355	1,848	—	—	8,141	8,438
	28,327	28,447	2,660	3,059	1,508	1,572	32,495	33,078
Royalties	(2,920)	(3,274)	(55)	(76)	(80)	(99)	(3,055)	(3,449)
Revenues	25,407	25,173	2,605	2,983	1,428	1,473	29,440	29,629
Expenses
Purchased Product	2,886	1,851	1,337	1,823	—	—	4,223	3,674
Transportation and Blending	10,875	11,000	351	320	17	11	11,243	11,331
Operating	2,754	2,511	464	555	349	423	3,567	3,489
Realized (Gain) Loss on Risk Management	8	20	(4)	(6)	—	—	4	14
Operating Margin	8,884	9,791	457	291	1,062	1,039	10,403	11,121
Unrealized (Gain) Loss on Risk Management	3	(16)	(4)	4	—	—	(1)	(12)
Depreciation, Depletion and Amortization	3,433	3,117	479	442	440	563	4,352	4,122
Exploration Expense	11	2	22	1	8	66	41	69
(Income) Loss From Equity- Accounted Affiliates	(38)	(14)	—	2	(31)	(53)	(69)	(65)
Segment Income (Loss)	5,475	6,702	(40)	(158)	645	463	6,080	7,007

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2025	2024	2025	2024	2025	2024
Gross Sales
External Sales	4,282	4,787	24,115	28,299	28,397	33,086
Intersegment Sales	797	523	3	9	800	532
	5,079	5,310	24,118	28,308	29,197	33,618
Royalties	—	—	—	—	—	—
Revenues	5,079	5,310	24,118	28,308	29,197	33,618
Expenses
Purchased Product	4,128	4,483	21,727	25,769	25,855	30,252
Transportation and Blending	—	—	—	—	—	—
Operating	597	907	2,546	2,763	3,143	3,670
Realized (Gain) Loss on Risk Management	—	—	(6)	8	(6)	8
Operating Margin	354	(80)	(149)	(232)	205	(312)
Unrealized (Gain) Loss on Risk Management	—	—	(5)	8	(5)	8
Depreciation, Depletion and Amortization	178	185	566	462	744	647
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	176	(265)	(710)	(702)	(534)	(967)

	Corporate and Eliminations		Consolidated
For the years ended December 31,	2025	2024	2025	2024
Gross Sales
External Sales	—	—	52,751	57,726
Intersegment Sales	(8,941)	(8,970)	—	—
	(8,941)	(8,970)	52,751	57,726
Royalties	—	—	(3,055)	(3,449)
Revenues	(8,941)	(8,970)	49,696	54,277
Expenses
Purchased Product	(7,910)	(7,823)	22,168	26,103
Transportation and Blending	(723)	(793)	10,520	10,538
Purchased Product, Transportation and Blending	(8,633)	(8,616)	32,688	36,641
Operating	(374)	(318)	6,336	6,841
Realized (Gain) Loss on Risk Management	(20)	24	(22)	46
Unrealized (Gain) Loss on Risk Management	(9)	16	(15)	12
Depreciation, Depletion and Amortization	96	102	5,192	4,871
Exploration Expense	—	—	41	69
(Income) Loss From Equity-Accounted Affiliates	16	(1)	(53)	(66)
Segment Income (Loss)	(17)	(177)	5,529	5,863
General and Administrative	812	794	812	794
Finance Costs, Net	569	514	569	514
Integration, Transaction and Other Costs	234	166	234	166
Foreign Exchange (Gain) Loss, Net	(361)	462	(361)	462
(Gain) Loss on Divestiture of Assets	(87)	(119)	(87)	(119)
Re-measurement of Contingent Payments	—	30	—	30
Other (Income) Loss, Net	(115)	(55)	(115)	(55)
	1,052	1,792	1,052	1,792
Earnings (Loss) Before Income Tax			4,477	4,071
Income Tax Expense (Recovery)			547	929
Net Earnings (Loss)			3,930	3,142

Schedule of Revenues by Product
B) External Sales by Product

	Upstream
	Oil Sands		Conventional		Offshore		Total
For the years ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Crude Oil	20,215	21,183	215	207	401	321	20,831	21,711
Natural Gas and Other	318	332	864	648	850	925	2,032	1,905
NGLs (1)	1,008	342	226	356	257	326	1,491	1,024
External Sales	21,541	21,857	1,305	1,211	1,508	1,572	24,354	24,640

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2025	2024	2025	2024	2025	2024
Gasoline	234	429	11,640	13,792	11,874	14,221
Distillates (2)	1,422	1,484	9,170	10,632	10,592	12,116
Synthetic Crude Oil	1,567	1,814	—	—	1,567	1,814
Asphalt	506	548	924	1,029	1,430	1,577
Other Products and Services	553	512	2,381	2,846	2,934	3,358
External Sales	4,282	4,787	24,115	28,299	28,397	33,086
(1)Third-party condensate sales are included within NGLs.
(2)Includes diesel and jet fuel.
Schedule of Geographical Information
C) Geographical Information

	Revenues (1)
For the years ended December 31,	2025	2024
Canada	23,789	26,791
United States	24,895	26,333
China	1,012	1,153
Consolidated	49,696	54,277
(1)Revenues from external customers by country are classified based on the jurisdiction in which the selling entities are located.

	Non-Current Assets (1)
As at December 31,	2025	2024
Canada	47,641	37,006
United States	2,514	5,902
China	939	1,249
Indonesia	203	295
Consolidated	51,297	44,452
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
Schedule of Assets by Segment
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
As at December 31,	2025	2024	2025	2024	2025	2024
Oil Sands	568	461	34,149	24,646	1,204	1,018
Conventional	—	15	2,202	2,230	44	57
Offshore	7	8	4,008	3,365	180	95
Canadian Refining	—	—	2,452	2,511	50	39
U.S. Refining	—	—	2,238	5,538	287	342
Corporate and Eliminations	—	—	211	278	388	399
Consolidated	575	484	45,260	38,568	2,153	1,950

	Goodwill		Total Assets
As at December 31,	2025	2024	2025	2024
Oil Sands	2,912	2,923	42,505	31,668
Conventional	—	—	2,579	2,610
Offshore	—	—	4,756	4,089
Canadian Refining	—	—	2,831	2,901
U.S. Refining	—	—	4,698	9,517
Corporate and Eliminations	—	—	6,055	5,754
Consolidated	2,912	2,923	63,424	56,539

Schedule of Capital Expenditures
E) Capital Expenditures (1)

For the years ended December 31,	2025	2024
Capital Investment
Oil Sands	2,944	2,714
Conventional	453	421
Offshore
Atlantic	848	1,077
Asia Pacific	86	68
Total Upstream	4,331	4,280

Canadian Refining	117	208
U.S. Refining	442	488
Total Downstream	559	696

Corporate and Eliminations	17	39
	4,907	5,015
Acquisitions
Oil Sands (Note 4)	10,120	9
Conventional	44	13
	10,164	22
Total Capital Expenditures	15,071	5,037
(1)Includes expenditures on PP&E, E&E assets and capitalized interest. Excludes capital expenditures related to the Company's joint ventures.